UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.         Name and address of issuer:

           American AAdvantage Funds
           4151 Amon Carter Boulevard, MD 2450
           Fort Worth, TX  76155

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2.         The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

           All classes of shares of the American AAdvantage S&P 500 Index Fund, American AAdvantage Small Cap Index Fund, American AAdvantage International Equity Index Fund, American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund.

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3.         Investment Company Act File Number: 811-4984

           Securities Act File Number:   33-11387

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4(a).      Last day of fiscal year for which this Form is filed:

                 December 31, 2002

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4(b).      [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).      [ ] Check box if this is the last time the issuer will be filing this
               Form.

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5. Calculation of registration fee:


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           (i)    Aggregate sale price of securities
                  sold during the fiscal year                    $ 7,844,866,098
                  pursuant to section 24(f):                     ---------------

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           (ii)   Aggregate price of securities
                  redeemed or repurchased during  $8,050,189,044
                  the fiscal year:                --------------

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           (iii)  Aggregate price of securities
                  redeemed or repurchased during
                  any prior fiscal year ending
                  no earlier than October 11,
                  1995 that were not previously
                  used to reduce registration
                  fees payable to the
                  Commission:                     $1,388,902,928
                                                  --------------

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           (iv)   Total available redemption
                  credits [add Items 5(ii)
                  and 5(iii)]:                                   $ 9,439,091,972
                                                                 ---------------


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           (v)    Net sales - if Item 5(i) is
                  greater than Item 5(iv)
                  [subtract Item 5(iv) from
                  Item 5(i)]:                                      $           0
                                                                    ------------


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           (vi)   Redemption credits available
                  for use in future years - if
                  Item 5(i) is less than Item 5(iv)
                  [subtract Item 5(iv) from
                  Item 5(i)]:                     $1,594,225,874
                                                  --------------


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           (vii)  Multiplier for determining
                  registration fee (See Instruction C.9):           x  .00008090
                                                                       ---------


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           (viii) Registration fee due [multiply Item
                  5(v) by Item 5(vii)] (enter "0" if no             = $        0
                  fee is due):                                       -----------
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6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
          0.
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

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7.        Interest due - if this Form is being filed more than
          90 days after the end of the issuer's fiscal year
          (see Instruction D):
                                                                    + $ 0
                                                                        --------
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8.        Total of the amount of the registration fee due plus
          any interest due plus any interest due [line 5(viii)
          plus line 7]: $                                             $ 0
                                                                        --------
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9.        Date the registration fee and any interest payment was sent to the
          Commission's lockbox depository:

          N/A

          Method of Delivery:

            [ ]   Wire Transfer

            [ ]    Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ William F. Quinn
                              ------------------------------------
                              William F. Quinn
                              President



Date:  March 19, 2003


  *Please print the name and title of the signing officer below the signature.